Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies [Abstract]
Schedule of annual depreciation rates
%
Computers and peripherals and equipment	33
Office furniture and equipment	7 – 15
Leasehold improvements	The shorter of the lease term and the useful life